Equity, Incentive Distribution Rights (Details)	0 Months Ended	9 Months Ended
	Oct. 05, 2012	Sep. 30, 2012	Sep. 30, 2011
Incentive Distribution Rights
General partner's ownership interest	1.80%	2.00%	2.00%
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		50.00%
Minimum Quarterly Distribution
Incentive Distribution Made to Managing Member or General Partner
Total quarterly distribution per unit target amount		$0.337500
Minimum Quarterly Distribution | Unitholders
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		98.00%
Minimum Quarterly Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		2.00%
Minimum Quarterly Distribution | Incentive Distribution Rights
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		0.00%
First Target Distribution
Incentive Distribution Made to Managing Member or General Partner
Total quarterly distribution per unit target amount		Above $0.337500 up to $0.388125
First Target Distribution | Unitholders
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		98.00%
First Target Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		2.00%
First Target Distribution | Incentive Distribution Rights
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		0.00%
Second Target Distribution
Incentive Distribution Made to Managing Member or General Partner
Total quarterly distribution per unit target amount		Above $0.388125 up to $0.421875
Second Target Distribution | Unitholders
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		85.00%
Second Target Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		2.00%
Second Target Distribution | Incentive Distribution Rights
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		13.00%
Third Target Distribution
Incentive Distribution Made to Managing Member or General Partner
Total quarterly distribution per unit target amount		Above $0.421875 up to $0.506250
Third Target Distribution | Unitholders
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		75.00%
Third Target Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		2.00%
Third Target Distribution | Incentive Distribution Rights
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		23.00%
Thereafter
Incentive Distribution Made to Managing Member or General Partner
Total quarterly distribution per unit target amount		Above $0.506250
Thereafter | Unitholders
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		50.00%
Thereafter | General Partner
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		2.00%
Thereafter | Incentive Distribution Rights
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions		48.00%